Label	Element	Value
AllianzGI Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks total return with a controlled level of portfolio risk.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2019 was 112% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in actively traded global fixed income securities, including fixed and floating rate corporate, government and government agency debt securities. The Fund normally invests at least 80% of its net assets (plus borrowings made for investment purposes) in high yield securities (sometimes referred to “junk” securities), which are fixed income securities rated below investment grade or unrated and determined by the Manager to be of similar quality, and in derivatives and other synthetic instruments that have economic characteristics similar to such securities. Under normal circumstances, the Fund primarily invests in securities that, at the time of purchase, are rated better than D by S&P or C by Moody’s or DDD by Fitch (or of similar quality, as determined by the Manager, if unrated). The Fund may invest without limit in securities denominated in foreign currencies, but expects to invest primarily in securities denominated in U.S. dollars, British pounds sterling and euros. Foreign currency exposures realized through non-U.S. dollar denominated securities are typically hedged back to U.S. dollars through currency forwards and other instruments.

In pursuing total return (which is made up of income and capital appreciation), the portfolio managers manage the Fund with reference to its performance benchmark, the ICE BofA Global High Yield Constrained Index (USD) (the “Global High Yield Index”), but seek to maintain a lower level of overall portfolio risk than the global high yield market (as represented by the Global High Yield Index). The overall portfolio risk for the Fund is managed through one or more standard industry measurements. The portfolio managers’ investment process includes a combination of macroeconomic analysis that seeks to identify attractive geographies and sectors and fundamental analysis that seeks to identify attractive individual securities. The Fund seeks to offer investors greater diversification than U.S. high yield portfolios by investing in high yield securities of issuers in a range of different geographies. In general, the Fund also seeks to invest in securities of issuers in a range of different industries. Given minimum lot sizes, so long as the Fund remains smaller-sized it may not be able to take on all of the positions that the investment process would otherwise prefer, potentially increasing risk. In addition to corporate, government and government agency debt securities, the Fund’s investment universe may include “Yankee Dollar” obligations (U.S. dollar-denominated obligations issued in U.S. capital markets by non-U.S. issuers), interests in bank loans, sovereign, preferred securities, sub-sovereign and supranational debt instruments and covered bonds.

The portfolio managers’ investment process begins with macro-level relative value analysis, which seeks to identify attractive markets through analysis of global growth, inflation and interest rate outlooks, as well as proprietary and other indicators. The portfolio managers then focus on portfolio construction, normally giving the greatest weight to fundamentally strong issuers exhibiting healthy business dynamics, followed by growth-oriented issuers exhibiting improving dynamics and deep value issuers. The portfolio managers next select individual securities. This portion of the process entails detailed issuer-specific relative value analysis. Finally, the portfolio managers implement their security selections and manage position sizes in real time.

The Fund will invest, under normal market conditions, in securities of issuers located in at least three different countries, and will invest at least 40% of its assets outside the U.S. Under market conditions that are unfavorable to non-U.S. investments on a relative value basis, the Fund will generally maintain lower exposure to non-U.S. issuers. The Fund is not subject to any additional geographical restrictions. The Fund may invest in emerging market securities. The Fund may have unhedged exposure to non-U.S. dollar currencies, but typically seeks to hedge most or all of its exposure to non-U.S. dollar currencies. The Fund may utilize derivatives to achieve its investment objective, including bond futures and options, interest rate swaps, credit default swaps and credit default swap indices, currency forwards, foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. In making investments, the Fund’s portfolio managers are not subject to any restriction with respect to duration, but will seek to manage the Fund’s portfolio such that its duration profile is similar to that of the Global High Yield Index. As of December 31, 2019, the average modified duration of the Global High Yield Index was 3.25 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, non- public information (“Confidential Information”) about the issuers of senior loans, other bank loans and related investments being considered for acquisition or held in the Fund’s portfolio, because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk:  To the extent the Fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  To the extent the Fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2019–03/31/2019	6.58%
Lowest 10/01/2018–12/31/2018	-3.53%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.53%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/19)
AllianzGI Global High Yield Fund | ICE BofA Global High Yield Constrained Index USD Hedged (returns reflect no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
AllianzGI Global High Yield Fund | Lipper Global High Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
AllianzGI Global High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,326
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	314
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	576
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,326
Annual Return 2018	rr_AnnualReturn2018	(2.99%)
Annual Return 2019	rr_AnnualReturn2019	15.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2017
AllianzGI Global High Yield Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
AllianzGI Global High Yield Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
AllianzGI Global High Yield Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,345
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	326
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,345
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2017

[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2021 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.70% for Institutional Class shares and 0.80% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust or by mutual agreement of the parties.